Basis of Presentation and Business Condition (Details Narrative) (10-K) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 26, 2021	Mar. 31, 2020	Dec. 31, 2020	May 31, 2021	Apr. 03, 2021	Feb. 28, 2021	Jan. 14, 2021	Dec. 31, 2019
Loss on foreign exchange	$ 29,940			$ 29,940
Working capital deficiency				33,289
Accumulated deficit	(14,089,552)			(12,866,033)					$ (11,678,413)
Cash and cash equivalents	9,311,878			1,107,812					11,993
Proceeds from offerings	9,000,000			7,400,000
Warrants of shares					57,000,000
Warrants exercise per share					$ 0.20
Warrants average share price					$ 0.30
Cash	9,311,878			1,107,812					$ 11,993
Proceeds from sale of equity	9,311,878			6,300,000
Proceeds from warrants exercises	$ 2,932,105			$ 9,100,000
Subsequent Event [Member]
Proceeds from offerings		$ 7,400,000
Warrants of shares	45,840,121							250,000
Warrants exercise per share	$ 0.20					$ 0.20	$ 0.20
Warrants average share price	$ 0.40